Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios 7
Prospectus Date	rr_ProspectusDate	Oct. 29, 2022
Document Creation Date	dei_DocumentCreationDate	Oct. 27, 2022